FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Assets:
Available-for-sale security investment	¥ 3,114	¥ 41,179
Roll forward of major Level 3 investments
Fair value of Level 3 investments, beginning balance	42,510
New addition		237,510
Disposal of investments		(195,000)
Maturity of investments	¥ (42,510)
Fair value of Level 3 investments, ending balance		¥ 42,510
Guarantee liabilities
Percentage of Collection Rate	66.40%	68.00%	57.00%
Minimum
Guarantee liabilities
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter | item	65
Development factors for payment matured two quarters and more	1.01
Initial expected delinquent ratios used in the EDR and PBF methods	9.00%
Maximum
Guarantee liabilities
Multiplier for amount of payment observing at end of first quarter comparing to end of second quarter | item	5
Development factors for payment matured two quarters and more	3.11
Initial expected delinquent ratios used in the EDR and PBF methods	12.00%
Guarantee liabilities | Minimum
Guarantee liabilities
Discount factors for guarantee liabilities	0.95
Guarantee liabilities | Maximum
Guarantee liabilities
Discount factors for guarantee liabilities	1
Fair Value, Measurements, Recurring
Assets:
Short-term investments		¥ 596,078
Available-for-sale security investment	¥ 3,114	41,179
Liabilities:
Guarantee liabilities	388,307
Assets		637,257
Liabilities		146,427
Fair Value, Measurements, Recurring | Observable input (Level 2)
Assets:
Short-term investments		553,568
Liabilities:
Assets		553,568
Fair Value, Measurements, Recurring | Non-observable input (Level 3)
Assets:
Short-term investments		42,510
Available-for-sale security investment	3,114	41,179
Liabilities:
Guarantee liabilities	¥ 388,307
Assets		83,689
Liabilities		¥ 146,427